Supplemental Cash Flow Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Cancellation of common stock	$ 0	$ 602,214
Conversion of preferred stock and dividends to common stock	1,054,016	0
Repurchase of common stock for debt forgiveness	4,636,905	0
Conversion of sub debt and interest for common stock	349,350	1,204,000
Acquisition of intangible assets for costs remaining in accounts payable	204,765	0
Reclassification of derivative liability on equity exchange	0	620,603
Preferred stock dividends, issued and accrued	277,980	0
Issuance of warrants - debt modification	32,365	1,358,512	$ 2,340,549	$ 704,646
Interest paid, net of amounts capitalized	320,364	1,006,998	1,752,324	2,579,757
Income Taxes Paid	$ 0	$ 0	0	0
Common stock issued in exchange for residual portfolios			0	3,150
Subordinated debt converted to common stock			175,000	300,000
Exchange of warrants with related party			314,623	0
Cash paid during the period for:
Common stock issued in exchange for advisory services			1,610,217	373,249
Financing costs associated with sale of U.S. Operations			1,072,732	0
Warrant [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Preferred stock dividends, issued and accrued			1,265,553	0
Common Stock [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Preferred stock dividends, issued and accrued			$ 602,214	$ 0